Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment's
Property and equipment consist of the following:

	As of March 31, 2020	As of March 31, 2021
	RMB	RMB
Cost:
Warehouse equipment	2,426	2,513
Furniture, computer and office equipment	5,864	6,592
Vehicles	1,912	2,891
Leasehold improvement	5,555	10,056
Software	2,695	2,709

Total cost	18,452	24,761
Less: Accumulated depreciation	(13,471)	(16,375)

Property and equipment, net	4,981	8,386